Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities
Net income	$ 16,050	$ 11,437
Adjustments for non-cash items and others
Provision for credit losses	(753)	4,351
Depreciation	1,276	1,333
Deferred income taxes	581	(586)
Amortization and impairment of other intangibles	1,316	1,315
Net changes in investments in joint ventures and associates	(127)	(73)
Losses (Gains) on investment securities	(151)	(218)
Losses (Gains) on disposition of business	(26)	8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	601	814
Net change in accrued interest receivable and payable	(509)	(142)
Current income taxes	1,738	18
Derivative assets	17,947	(11,928)
Derivative liabilities	(18,488)	11,384
Trading securities	(3,164)	10,377
Loans, net of securitizations	(54,987)	(45,639)
Assets purchased under reverse repurchase agreements and securities borrowed	5,112	(6,054)
Obligations related to assets sold under repurchase agreements and securities loaned	(12,030)	47,645
Obligations related to securities sold short	8,556	(5,784)
Deposits, net of securitizations	88,876	126,826
Brokers and dealers receivable and payable	35	2,301
Other	9,191	(8,566)
Net cash from (used in) operating activities	61,044	138,819
Cash flows from investing activities
Change in interest-bearing deposits with banks	(40,618)	(676)
Proceeds from sales and maturities of investment securities	108,925	113,286
Purchases of investment securities	(123,547)	(149,516)
Net acquisitions of premises and equipment and other intangibles	(2,186)	(2,629)
Proceeds from dispositions	78
Cash used in acquisitions		(22)
Net cash from (used in) investing activities	(57,348)	(39,557)
Cash flows from financing activities
Issuance of subordinated debentures	2,750	2,750
Repayment of subordinated debentures	(2,500)	(3,000)
Issue of common shares, net of issuance costs	90	70
Common shares purchased for cancellation		(814)
Issue of preferred shares and other equity instruments, net of issuance costs	2,245	1,745
Redemption of preferred shares and other equity instruments	(1,475)	(1,508)
Sales of treasury shares	4,763	4,778
Purchases of treasury shares	(4,743)	(4,853)
Dividends paid on shares and distributions paid on other equity instruments	(6,420)	(6,333)
Dividends/distributions paid to non-controlling interests	(3)	(6)
Change in short-term borrowings of subsidiaries	(14)	13
Repayment of lease liabilities	(621)	(588)
Net cash from (used in) financing activities	(5,928)	(7,746)
Effect of exchange rate changes on cash and due from banks	(2,810)	1,062
Net change in cash and due from banks	(5,042)	92,578
Cash and due from banks at beginning of period	118,888	26,310
Cash and due from banks at end of period	113,846	118,888
Cash flows from operating activities include:
Amount of interest paid	7,555	13,058
Amount of interest received	26,412	33,244
Amount of dividends received	2,575	2,753
Amount of income taxes paid	$ 4,198	$ 2,880